Revenue Recognition (Details) - Schedule of revenues under each performance - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenues Under Each Performance Abstract
Hosted services	$ 4,878	$ 3,170	$ 12,672	$ 9,680	$ 12,764	$ 8,563
Professional services	694	591	2,644	5,329	7,142	3,080
Monetization	225	267	652	1,037	1,291	1,374
Total	$ 11,186	$ 4,028	$ 21,628	$ 16,046	$ 21,197	$ 13,017